Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

Note 10: Concentrations

For the three months ended March 31, 2021, two customers represented approximately 58% and 15% of the Company’s sponsorship revenue. For the three months ended March 31, 2020, two customers represented approximately 63% and 17% of the Company’s sponsorship revenue. At March 31, 2021, three customers represented approximately 39%, 26% and 16% of the Company’s accounts receivable. At December 31, 2020, two customers represented approximately 71% and 15% of the Company’s accounts receivable.

At any point in time, the Company can have funds in their operating accounts and restricted cash accounts that are with third party financial institutions. These balances in the U.S. may exceed the Federal Deposit Insurance Corporation insurance limits. While the Company monitors the cash balances in their operating accounts, these cash and restricted cash balances could be impacted if the underlying financial institutions fail or could be subject to other adverse conditions in the financial markets.

Note 10: Concentrations

For the year ended December 31, 2020, two customers represented approximately 74% and 19% of the Company’s sponsorship revenue. For the year ended December 31, 2019, two customers represented approximately 63% and 17% of the Company’s sponsorship revenue. At December 31, 2020, two customers represented approximately 71% and 15% of the Company’s accounts receivable. At December 31, 2019, two customers represented approximately 43% and 33% of the Company’s accounts receivable.

At any point in time, the Company can have funds in their operating accounts and restricted cash accounts that are with third party financial institutions. These balances in the U.S. may exceed the Federal Deposit Insurance Corporation insurance limits. While the Company monitors the cash balances in their operating accounts, these cash and restricted cash balances could be impacted if the underlying financial institutions fail or could be subject to other adverse conditions in the financial markets.